NOTE 9. THIRD PARTY BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Short Term Bank Loans Weighted Average Interest Rate	5.93%	7.07%
Short-term bank loans, Maturities	February 2016 to November 2016	February 2016 to November 2016
Total	$ 75,921	$ 155,254